JNL/Mellon Capital Emerging Markets Index Fund
(formerly, JNL/Mellon Capital Management Emerging Markets Index Fund)
Class A and B

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks.  You can find the Fund’s Prospectus and other information about the Fund, including the Statement of Additional Information (“SAI”) and most recent reports to shareholders, online at http://hosted.rightprospectus.com/Jackson/JNLSeriesTrust/. You can also get this information at no cost by calling 1-800-873-5654 (Annuity and Life Service Center), 1-800-599-5651 (NY Annuity and Life Service Center), 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), or by sending an email request to ProspectusRequest@jackson.com.  The current Prospectus and SAI, both dated April 29, 2013, are incorporated by reference into (which means it legally is a part of) this Summary Prospectus.

Investment Objective. The investment objective of the Fund is to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in emerging market countries.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.55%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.04%
Acquired Fund Fees and Expenses1	0.01%
Total Annual Net Expenses	0.80%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	0.55%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.04%
Acquired Fund Fees and Expenses1	0.01%
Total Annual Net Expenses	0.60%

1 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$82	$255	$444	$990

Class B
1 year	3 years	5 years	10 years
$61	$192	$335	$750

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2012 – 12/31/2012	102%

Period	Class B
1/1/2012 – 12/31/2012	102%

Principal Investment Strategies.  The Fund seeks to invest under normal circumstances, at least 80% of its assets in stocks included in the MSCI Emerging Markets Index (“Index”), including depositary receipts representing securities of the Index; which may be in the form of American Depositary receipts (“ADRs”), Global Depositary receipts (“GDRs”) and European Depositary receipts (“EDRs”).

The Fund attempts to replicate the Index by investing all or substantially all of its assets in the stocks that comprise the Index.  Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long-term.

When replicating the Index, portfolio turnover is typically limited to what the Index adds and deletes, contract owner contributions and withdrawals, fund of fund purchases and redemptions, and reinvestment income.  The replicated portfolio does not require rebalancing as a result of market movement.  It is rebalanced automatically with the change in share price.

The Fund will use to a significant degree derivative instruments, such as options, futures, and options on futures (including those relating to securities, indexes, foreign currencies and interest rates), forward contracts, swaps and hybrid instruments (typically structured notes), as a substitute for investing directly in equities, bonds and currencies in connection with its investment strategy.  The Fund also may use such derivatives as part of a hedging strategy or for other purposes related to the management of the Fund.  Derivatives may be entered into on established exchanges or through privately negotiated transactions referred to as over-the-counter derivatives.  The Fund also may purchase or sell securities on a forward commitment (including “TBA” (to be announced) basis).  These transactions involve a commitment by the Fund to purchase or sell particular securities with payment and delivery taking place at a future date and permit the Fund to lock in a price or yield on a security it owns or intends to purchase, regardless of future changes in interest rates or market conditions.

The Fund also may invest in derivatives securities to managed cash flows and equitize dividend accruals.

In addition, the Fund may also invest in exchange-traded funds.

The Fund may concentrate its investments in an industry or group of industries to the extent that the Index the Fund is designed to track is also so concentrated.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Counterparty and settlement risk – Trading options, futures contracts and other derivative financial instruments entails credit and settlement risk on the counterparties.
•
Country/Regional risk – There is a risk that world events, such as political upheaval, financial troubles, or natural disasters, will adversely affect the value of securities issued by companies in foreign countries or regions. This risk is especially high in emerging markets.

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Currency risk – The Fund’s net asset value (“NAV”) could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

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Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

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Emerging markets risk – Investments in emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

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Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities.  The value of equity or equity-related securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

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Exchange traded funds investing risk – An investment in an exchange-traded fund (“ETF”) generally presents the following risks:  (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the fund; (iv) the risk that an ETF may trade at a discount to its net asset value (“NAV”); (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed. When the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.

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Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

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Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

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Industry concentration risk – Greater emphasis or programmed concentration on investments in a particular industry may result in significant share value fluctuatation in response to events affecting that industry.

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Index investing risk – The indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance.  As a result of index sampling the securities selected will not provide investment performance matching that of the Index.  Fund performance may not exactly correspond with the performance of its index for a number of reasons, including, but not limited to, the timing of Fund portfolio transactions, shifts in the composition of the index, and Fund expenses.

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Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.  Illiquid securities may also be difficult to value.  If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

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Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

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Risks of investments in Russia – A Fund may invest a portion of its assets in securities issued by companies located in Russia. Because of the recent formation of the Russian securities markets as well as the underdeveloped state of Russia’s banking system, settlement, clearing and registration of securities transactions are subject to significant risks. Ownership of shares is defined according to entries in the company’s share register and normally evidenced by extracts from the register. The registrars are not necessarily subject to effective state supervision nor are they licensed with any governmental entity. Also, there is no central registration system for shareholders and it is possible for a Fund to lose its registration through fraud, negligence or mere oversight. While a Fund will endeavor to ensure that its interest continues to be appropriately recorded either itself or through a custodian or other agent inspecting the share register and by obtaining extracts of share registers through regular confirmations, these extracts have no legal enforceability and it is possible that subsequent illegal amendment or other fraudulent act may deprive the Fund of its ownership rights or improperly dilute its interest. In addition, while applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for a Fund to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration. While a Fund intends to invest directly in Russian companies that use an independent registrar, there can be no assurance that such investments will not result in a loss to the Fund.

Performance.  The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 3/31/2012): 13.44%; Worst Quarter (ended 6/30/2012): -8.64%

Class B

Best Quarter (ended 3/31/2012): 13.55%; Worst Quarter (ended 6/30/2012): -8.63%

Average Annual Total Returns as of December 31, 2012
	1 year	Life of Fund (August 29, 2011)
JNL/Mellon Capital Emerging Markets Index Fund (Class A)	17.56%	4.99%
MSCI Emerging Markets Index (Net)	18.22%	6.26%

Average Annual Total Returns as of December 31, 2012
	1 year	Life of Class (August 29, 2011)
JNL/Mellon Capital Emerging Markets Index Fund (Class B)	17.80%	5.15%
MSCI Emerging Markets Index (Net)	18.22%	6.26%

Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC

Sub-Adviser:
Mellon Capital Management Corporation

Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
Karen Q. Wong	2011	Managing Director
Richard A. Brown	2011	Director
Thomas J. Durante	2011	Director

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund of funds that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant. For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.